Nature of business and organization (Details Narrative)				12 Months Ended
	Oct. 06, 2023 shares	Mar. 23, 2023 USD ($) $ / shares shares	Nov. 30, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Number of shares issued	171,384	2,800,000
Gross proceeds from initial public offering				$ 8,456,759	$ 11,157,002
IPO [Member]
Number of shares issued		2,800,000
Share price | $ / shares		$ 4.00
Gross proceeds from initial public offering | $		$ 11,200,000
Anthill [Member]
Beneficial ownership interest percentage			57.79%
Anthill [Member] | Ohmyhome (BVI) Limited [Member]
Beneficial ownership interest percentage			57.79%
Other Existing Shareholders [Member]
Beneficial ownership interest percentage			42.21%
Other Existing Shareholders [Member] | Ohmyhome (BVI) Limited [Member]
Beneficial ownership interest percentage			42.21%
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Noncontrolling interest ownership percentage by parent	100.00%			100.00%	100.00%